Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
Our provisions for loan losses represent the periodic expense of maintaining an allowance sufficient to absorb incurred probable losses, net of expected recoveries, in the held-for-investment loan portfolios. The evaluation of the provisions for loan losses is inherently subjective as it requires material estimates that may be susceptible to significant changes. We believe that the allowance for loan losses is appropriate to cover probable losses incurred in the loan portfolios.

Prior to the Spin-Off, loans were sold to an affiliate for two reasons: (i) to fund the loans to term through the issuance of an asset-backed securitization and (ii) to enable the affiliates to manage loans that were granted forbearance or were 90 days or more past due. As a result of these past practices, our historical credit results do not reflect charge-offs or recoveries. The following results have not been adjusted to reflect what the delinquencies, charge-offs and recoveries would have been, had we not sold these loans to our affiliates.

Allowance for Loan Losses Metrics

	Allowance for Loan Losses
	Year Ended December 31, 2013
	FFELP Loans	Private Education Loans	Total
Allowance for Loan Losses
Beginning balance	$3,971	$65,218	$69,189
Total provision	4,384	64,955	69,339
Charge-offs(1)	(2,037)	—	(2,037)
Student loan sales(2)	—	(68,410)	(68,410)
Ending Balance	$6,318	$61,763	$68,081
Allowance:
Ending balance: individually evaluated for impairment	$—	$—	$—
Ending balance: collectively evaluated for impairment	$6,318	$61,763	$68,081
Loans:
Ending balance: individually evaluated for impairment	$—	$—	$—
Ending balance: collectively evaluated for impairment	$1,426,972	$6,563,342	$7,990,314
Charge-offs as a percentage of average loans in repayment	0.23%	—%
Allowance as a percentage of the ending total loan balance	0.44%	0.94%
Allowance as a percentage of the ending loans in repayment	0.62%	1.55%
Allowance coverage of charge-offs	3.10	—
Ending total loans	$1,426,972	$6,563,342
Average loans in repayment	$870,460	$3,509,502
Ending loans in repayment	$1,023,471	$3,972,317

(1)	Charge-offs are reported net of expected recoveries. Private Education Loans were sold to an affiliate prior to being charged-off.

(2)	Represents fair value write-downs on delinquent loans sold to an affiliate recorded at the time of sale.

	Allowance for Loan Losses
	Year Ended December 31, 2012
	FFELP Loans	Private Education Loans	Total
Allowance for Loan Losses
Beginning balance	$402	$69,090	$69,492
Total provision	3,669	62,447	66,116
Charge-offs(1)	(100)	—	(100)
Student loan sales(2)	—	(66,319)	(66,319)
Ending Balance	$3,971	$65,218	$69,189
Allowance:
Ending balance: individually evaluated for impairment	$—	$—	$—
Ending balance: collectively evaluated for impairment	$3,971	$65,218	$69,189
Loans:
Ending balance: individually evaluated for impairment	$—	$—	$—
Ending balance: collectively evaluated for impairment	$1,043,521	$5,507,908	$6,551,429
Charge-offs as a percentage of average loans in repayment	0.03%	—%
Allowance as a percentage of the ending total loan balance	0.38%	1.18%
Allowance as a percentage of the ending loans in repayment	0.52%	1.74%
Allowance coverage of charge-offs	39.77	—
Ending total loans	$1,043,521	$5,507,908
Average loans in repayment	$367,789	$3,928,692
Ending loans in repayment	$770,772	$3,750,223

(1)	Charge-offs are reported net of expected recoveries. Private Education Loans were sold to an affiliate prior to being charged-off.

(2)	Represents fair value write-downs on delinquent loans sold to an affiliate recorded at the time of sale.

	Allowance for Loan Losses
	Year Ended December 31, 2011
	FFELP Loans	Private Education Loans	Total
Allowance for Loan Losses
Beginning balance	$201	$49,738	$49,939
Total provision	299	85,037	85,336
Charge-offs(1)	(98)	—	(98)
Student loan sales(2)	—	(65,685)	(65,685)
Ending balance	$402	$69,090	$69,492
Allowance:
Ending balance: individually evaluated for impairment	$—	$—	$—
Ending balance: collectively evaluated for impairment	$402	$69,090	$69,492
Loans:
Ending balance: individually evaluated for impairment	$—	$—	$—
Ending balance: collectively evaluated for impairment	$238,648	$5,172,369	$5,411,017
Charge-offs as a percentage of average loans in repayment	0.07%	—%
Allowance as a percentage of the ending total loan balance	0.17%	1.34%
Allowance as a percentage of the ending loans in repayment	0.25%	1.63%
Allowance coverage of charge-offs	4.12	—
Ending total loans	$238,648	$5,172,369
Average loans in repayment	$142,622	$3,832,531
Ending loans in repayment	$158,436	$4,249,703
(1) Charge-offs are reported net of expected recoveries. Private Education Loans were sold to an affiliate prior to being charged-off.
(2) Represents fair value write-downs on delinquent loans sold to an affiliate recorded at the time of sale.

All of our loans are collectively assessed for impairment. There were no loans that were individually evaluated for impairment in 2013, 2012 or 2011, respectively.
Within the Private Education Loan portfolio, loans greater than 90 days past due are considered to be nonperforming. FFELP Loans are at least 97 percent guaranteed as to their principal and accrued interest by the federal government in the event of default and therefore we do not deem FFELP Loans as nonperforming from a credit risk standpoint at any point in their life cycle prior to claim payment, and continue to accrue interest through the date of claim.

Key Credit Quality Indicators
FFELP Loans are substantially insured and guaranteed as to their principal and accrued interest in the event of default; therefore, the key credit quality indicator for this portfolio is loan status. The impact of changes in loan status is incorporated quarterly into the allowance for loan losses calculation.
For Private Education Loans, the key credit quality indicators are school type, FICO scores, the existence of a cosigner, the loan status and loan seasoning. The school type/FICO score are assessed at origination and maintained through the traditional/non-traditional loan designation. The other Private Education Loan key quality indicators can change and are incorporated monthly into the allowance for loan losses calculation. The following table highlights the gross principal balance of our Private Education Loan portfolio stratified by key credit quality indicators.

	Private Education Loans Credit Quality Indicators
	December 31, 2013		December 31, 2012
Credit Quality Indicators:	Balance(1)	% of Balance	Balance(1)	% of Balance

Cosigners:
With cosigner	$5,898,751	90%	$4,960,412	90%
Without cosigner	664,591	10	547,496	10
Total	$6,563,342	100%	$5,507,908	100%

FICO at Origination:
Less than 670	$461,412	7%	$394,767	7%
670-709	1,364,286	21	1,074,885	20
710-749	1,649,192	25	1,362,208	25
Greater than or equal to 750	3,088,452	47	2,676,048	48
Total	$6,563,342	100%	$5,507,908	100%

Seasoning(2):
1-12 payments	$1,840,538	28%	$1,676,726	30%
13-24 payments	1,085,393	17	1,500,799	27
25-36 payments	669,685	10	540,934	10
37-48 payments	362,124	6	33,100	1
More than 48 payments	30,891	—	7,592	—
Not yet in repayment	2,574,711	39	1,748,757	32
Total	$6,563,342	100%	$5,507,908	100%

(1)	Balance represents gross Private Education Loans.

(2)	Number of months in active repayment for which a scheduled payment was due.

 The following tables provide information regarding the loan status and aging of past due loans.

	Private Education Loan Delinquencies
	December 31,
	2013		2012		2011
	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$2,574,711		$1,748,757		$917,442
Loans in forbearance(2)	16,314		8,928		5,224
Loans in repayment and percentage of each status:
Loans current	3,933,143	99.0%	3,705,634	98.8%	4,177,281	98.3%
Loans delinquent 31-60 days(3)	28,854	0.7	33,412	0.9	55,689	1.3
Loans delinquent 61-90 days(3)	10,280	0.3	10,483	0.3	14,993	0.4
Loans delinquent greater than 90 days(3)	40	—	694	—	1,740	—
Total private education loans in repayment	3,972,317	100.0%	3,750,223	100.0%	4,249,703	100.0%
Total private education loans, gross	6,563,342		5,507,908		5,172,369
Private education loans unamortized discount	5,063		5,009		(40,491)
Total private education loans	6,568,405		5,512,917		5,131,878
Private education loans allowance for losses	(61,763)		(65,218)		(69,090)
Private education loans, net	$6,506,642		$5,447,699		$5,062,788
Percentage of private education loans in repayment		60.5%		68.1%		82.2%
Delinquencies as a percentage of private education loans in repayment		1.0%		1.2%		1.7%
Loans in forbearance as a percentage of loans in repayment and forbearance		0.4%		0.2%		0.1%

(1)
Deferment includes customers who have returned to school or are engaged in other permitted educational activities and are not yet required to make payments on the loans (e.g., residency periods for medical students or a grace period for bar exam preparation).

(2)
Loans for customers who have requested extension of grace period generally during employment transition or who have temporarily ceased making full payments due to hardship or other factors, consistent with established loan program servicing policies and procedures.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

	FFELP Loan Delinquencies
	December 31,
	2013		2012		2011
	Balance	%	Balance	%	Balance	%
Loans in-school/grace/deferment(1)	$132,624		$108,644		$24,345
Loans in forbearance(2)	270,877		164,105		55,867
Loans in repayment and percentage of each status:
Loans current	667,025	65.2%	502,128	65.2%	142,928	90.2%
Loans delinquent 31-60 days(3)	80,199	7.8	77,438	10.0	5,910	3.7
Loans delinquent 61-90 days(3)	55,954	5.5	47,742	6.2	3,162	2.0
Loans delinquent greater than 90 days(3)	220,293	21.5	143,464	18.6	6,436	4.1
Total FFELP Loans in repayment	1,023,471	100.0%	770,772	100.0%	158,436	100.0%
Total FFELP Loans, gross	1,426,972		1,043,521		238,648
FFELP Loan unamortized premium	4,081		205		1,206
Total FFELP Loans	1,431,053		1,043,726		239,854
FFELP Loan allowance for losses	(6,318)		(3,971)		(402)
FFELP Loans, net	$1,424,735		$1,039,755		$239,452
Percentage of FFELP Loans in repayment		71.7%		73.9%		66.4%
Delinquencies as a percentage of FFELP Loans in repayment		34.8%		34.9%		9.8%
FFELP Loans in forbearance as a percentage of loans in repayment and forbearance		20.9%		17.6%		26.1%

(1)
Loans for customers who may still be attending school or engaging in other permitted educational activities and are not yet required to make payments on the loans (e.g., residency periods for medical students or a grace period for bar exam preparation) as well as loans for customers who have requested and qualify for other permitted program deferments such as military, unemployment, or economic hardships.

(2)
Loans for customers who have used their allowable deferment time or do not qualify for deferment, that need additional time to obtain employment or who have temporarily ceased making full payments due to hardship or other factors.

(3)	The period of delinquency is based on the number of days scheduled payments are contractually past due.

Accrued Interest Receivable
The following table provides information regarding accrued interest receivable on our Private Education Loans. The table also discloses the amount of accrued interest on loans greater than 90 days past due as compared to our allowance for uncollectible interest. The allowance for uncollectible interest exceeds the amount of accrued interest on our 90 days past due portfolio for all periods presented.

	Private Education Loan
	Accrued Interest Receivable
	Total	Greater than 90 days Past Due	Allowance for Uncollectible Interest

December 31, 2013	$333,857	$1	$4,076
December 31, 2012	$215,752	$33	$3,608